Loans and Allowance for Credit Losses - Financing Receivable, Nonaccrual (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Non-Accrual Loans With ACL	$ 26,244
Non-Accrual Loans Without ACL	12,360
Total Non-Accrual Loans	38,604	$ 32,993
Financing Receivable, Excluding Accrued Interest, 90 Days or More Past Due, Still Accruing	0	1,990
Commercial Portfolio Segment | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Non-Accrual Loans With ACL	3,270
Non-Accrual Loans Without ACL	10,707
Total Non-Accrual Loans	13,977	12,400
Financing Receivable, Excluding Accrued Interest, 90 Days or More Past Due, Still Accruing	0	0
Commercial Portfolio Segment | Commercial real estate
Financing Receivable, Past Due [Line Items]
Non-Accrual Loans With ACL	0
Non-Accrual Loans Without ACL	0
Total Non-Accrual Loans	0	0
Financing Receivable, Excluding Accrued Interest, 90 Days or More Past Due, Still Accruing	0	1,196
Commercial Portfolio Segment | Commercial construction
Financing Receivable, Past Due [Line Items]
Non-Accrual Loans With ACL	0
Non-Accrual Loans Without ACL	0
Total Non-Accrual Loans	0	0
Financing Receivable, Excluding Accrued Interest, 90 Days or More Past Due, Still Accruing	0	0
Commercial Portfolio Segment | Business banking
Financing Receivable, Past Due [Line Items]
Non-Accrual Loans With ACL	5,844
Non-Accrual Loans Without ACL	1,653
Total Non-Accrual Loans	7,497	8,230
Financing Receivable, Excluding Accrued Interest, 90 Days or More Past Due, Still Accruing	0	0
Residential Portfolio Segment | Residential real estate
Financing Receivable, Past Due [Line Items]
Non-Accrual Loans With ACL	9,750
Non-Accrual Loans Without ACL	0
Total Non-Accrual Loans	9,750	6,681
Financing Receivable, Excluding Accrued Interest, 90 Days or More Past Due, Still Accruing	0	769
Consumer Portfolio Segment | Consumer home equity
Financing Receivable, Past Due [Line Items]
Non-Accrual Loans With ACL	7,054
Non-Accrual Loans Without ACL	0
Total Non-Accrual Loans	7,054	4,732
Financing Receivable, Excluding Accrued Interest, 90 Days or More Past Due, Still Accruing	0	25
Consumer Portfolio Segment | Other consumer
Financing Receivable, Past Due [Line Items]
Non-Accrual Loans With ACL	326
Non-Accrual Loans Without ACL	0
Total Non-Accrual Loans	326	950
Financing Receivable, Excluding Accrued Interest, 90 Days or More Past Due, Still Accruing	$ 0	$ 0